FINANCIAL INSTRUMENTS (Schedule of Financial Assets Measured at Fair Value Level On Recurring Basis) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Cash and Cash Equivalents [Member]
Disclosure of financial assets [line items]
Financial assets	$ 67,441	$ 49,199
Cash and Cash Equivalents [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Financial assets	67,441	49,199
Cash and Cash Equivalents [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Financial assets
Cash and Cash Equivalents [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Financial assets
Short-term investments - money market instruments [Member]
Disclosure of financial assets [line items]
Financial assets	22,850
Short-term investments - money market instruments [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Financial assets	22,850
Short-term investments - money market instruments [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Financial assets
Short-term investments - money market instruments [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in publicly traded companies [Member]
Disclosure of financial assets [line items]
Financial assets	9,253	6,132
Investments in publicly traded companies [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Financial assets	9,253	6,132
Investments in publicly traded companies [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in publicly traded companies [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Financial assets